SHARE CAPITAL (Details) - EUR (€)							1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 17, 2021	Jan. 18, 2021	Jan. 13, 2021	Dec. 22, 2020	Nov. 18, 2020	Jun. 02, 2020	Feb. 28, 2021	Nov. 23, 2020	Feb. 28, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Exercise of warrants												€ 10,085,000	€ 9,540,000
Exercise of special warrants - broker compensation options													529,000
Exercise of broker warrants												732,000
Shares issued on completion of private placement (in shares)			247,934
Shares issued on completion of private placement													12,127,000
Shares issued upon completion of Oryx earn-out (in shares)		4,700,000
Shares to be issued upon completion of Oryx earn-out		€ 22,000,000											22,000,000
Issuance of share capital upon exercise of stock options												636,000	18,000
Ending Balance										€ 39,897,000		66,195,000	39,897,000
Beginning Balance												39,897,000	6,616,000
Share Capital
Disclosure of classes of share capital [line items]
Rounding of fractional shares after consolidation (in shares)											2
Issuance of share capital upon exercise of DSUs (in shares)						50,000
Issuance of share capital upon exercise of DSUs						€ 219,000
Exercise of warrants (in shares)									1,554,082	1,945,793
Exercise of warrants									€ 11,916,000	€ 10,708,000
Exercise of special warrants - broker compensation options (in shares)								160,178
Exercise of special warrants - broker compensation options								€ 1,060,000
Shares issued on completion of Public Offering (in shares)					2,957,225
Shares issued on completion of Public Offering					€ 10,086,000
Exercise of broker warrants (in shares)							160,548
Exercise of broker warrants							€ 897,000
Shares issued on completion of private placement (in shares)			247,934
Shares issued on completion of private placement			€ 1,918,000
Shares issued upon completion of Oryx earn-out (in shares)		4,700,000
Shares to be issued upon completion of Oryx earn-out		€ 22,000,000
Issuance of share capital upon exercise of RSUs (in shares)	50,000
Issuance of share capital upon exercise of RSUs	€ 267,000
Issuance of share capital upon exercise of stock options (in shares)				11,667							132,220
Issuance of share capital upon exercise of stock options				€ 27,000							€ 983,000
Ending Balance										€ 62,304,000		100,285,000	62,304,000
Beginning Balance												€ 62,304,000	€ 40,204,000
Ending Balance (in shares)										13,111,248		19,956,034	13,111,248
Beginning Balance (in shares)												13,111,248	7,986,385